Note 16 - Nonrecourse Debt (Detail) - The Future Minimum Principal Payments of the Nonrecourse Debt (USD $)	Dec. 31, 2011
2012	$ 737,167
2013	784,606
2014	835,162
2015	888,673
2016	630,349
Thereafter	7,511,538
Total	$ 11,387,495